Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended					3 Months Ended		6 Months Ended
	Jun. 14, 2019 shares	Feb. 29, 2020 shares $ / shares	Jan. 31, 2020 shares $ / shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Jul. 31, 2019 shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2019 EUR (€)	Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €							€ 1.2	€ 3.6	€ 4.1	€ 6.8
Weighted average fair value at measurement date, other equity instruments granted											€ 4.3	$ 4.8	€ 1.2	$ 1.4	€ 1.3	$ 1.6	€ 4.6	$ 5.2	€ 24.7	$ 28.2
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	39,370								25,791
New awards granted in the period (in shares)						2,460
Number of other equity instruments exercised or vested in share-based payment arrangement	39,370								25,791
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									1,910,561
New awards granted in the period (in shares)									761,979
Number of other equity instruments exercised or vested in share-based payment arrangement									1,910,561
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)					166,427
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									761,979
EBITDA and cumulative net sales tranches as percent of total award			37.50%	37.50%
Share price tranche as percent of total award			25.00%	25.00%
Number of other equity instruments exercised or vested in share-based payment arrangement									761,979
Restricted shares | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,626,006	284,555	163,816
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 19.53	$ 22.37
Liabilities from share-based payment transactions (in shares)		697,964		120,739
Number of shares issued (in shares)		928,042
Number of other equity instruments exercised or vested in share-based payment arrangement		1,626,006	284,555	163,816
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									49,196
Liabilities from share-based payment transactions (in shares)	8,656
New awards granted in the period (in shares)	34,447
Number of other equity instruments exercised or vested in share-based payment arrangement									49,196
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									1,910,561
New awards granted in the period (in shares)									0
Number of other equity instruments exercised or vested in share-based payment arrangement									1,910,561
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									0
Number of other equity instruments exercised or vested in share-based payment arrangement									0
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									0
Number of other equity instruments exercised or vested in share-based payment arrangement									0
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									3 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									3 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage									50.00%
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									2 years
LTIP vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage									50.00%